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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment |_|; Amendment Number: _____
     This Amendment (Check only one.): |_| is a restatement.
                                       |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Hambrecht & Quist Capital Management LLC
Address: 2 Liberty Square, 9th Floor
         Boston, MA 02109

Form 13F File Number: 28-10950
                         -----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Laura Woodward
Title: Chief Compliance Officer
Phone: 617-772-8500

Signature, Place, and Date of Signing:


/s/ Laura Woodward            Boston, MA        5/13/2011
---------------------------  [City, State]      [Date]
     [Signature]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

FORM 13F FILE NUMBER   NAME
28-_________________   _______________________________________________

[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:         89

Form 13F Information Table Value Total:   $596,422
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NO.   FORM 13F FILE NUMBER   NAME
___   28-_________________   _________________________________________

[Repeat as necessary.]

                                                         FORM 13F

Name of Reporting Manager: HAMBRECHT & QUIST CAPITAL MANAGEMENT LLC
Page 1 of 1

           COLUMN 1             COLUMN 2   COLUMN 3 COLUMN 4      COLUMN 5              COLUMN 6         COLUMN 7      COLUMN 8
------------------------------ ---------- --------- -------- ------------------ ------------------------ -------- ------------------
                                                                                                                       VOTING
                                                                                  INVESTMENT DISCRETION           AUTHORITY (SHARES)
                                                                                ------------------------          ------------------
                                                                                     (b) SHARED-   (c)
                                  TITLE              VALUE    SHRS OR  SH/ PUT/ (a)  AS DEFINED  SHARED-  OTHER   (a)    (b)   (c)
       NAME OF ISSUER           OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL SOLE IN INSTR. V  OTHER  MANAGERS SOLE  SHARED NONE
------------------------------- --------- --------- -------- --------- --- ---- ---- ----------- ------- -------- ----  ------ ----
Acorda Therapeutics, Inc.       Common    00484M106    3,480   150,000  SH      Sole                        NA    Sole
Addus HomeCare Corporation      Common    006739106    2,164   431,900  SH      Sole                        NA    Sole
Adolor Corporation              Common    00724X102    2,308 1,637,179  SH      Sole                        NA    Sole
Aetna, Inc.                     Common    00817Y108   15,660   418,377  SH      Sole                        NA    Sole
Affymax, Inc.                   Common    00826A109    2,067   352,127  SH      Sole                        NA    Sole
Affymetrix, Inc.                Common    00826T108    4,387   842,053  SH      Sole                        NA    Sole
Akorn, Inc.                     Common    009728106    9,631 1,669,101  SH      Sole                        NA    Sole
Alere, Inc.                     Common    01449J105    7,484   191,200  SH      Sole                        NA    Sole
Alexion Pharmaceuticals, Inc.   Common    015351109   16,716   169,400  SH      Sole                        NA    Sole
Align Technology, Inc.          Common    016255101    8,426   411,432  SH      Sole                        NA    Sole
Alkermes, Inc.                  Common    01642T108   11,611   896,575  SH      Sole                        NA    Sole
Allergan, Inc.                  Common    018490102    4,910    69,141  SH      Sole                        NA    Sole
Alnylam Pharmaceuticals, Inc.   Common    02043Q107      896    93,643  SH      Sole                        NA    Sole
Amarin Corporation plc          Common    023111206    8,075 1,106,100  SH      Sole                        NA    Sole
Amgen, Inc.                     Common    031162100   14,879   278,371  SH      Sole                        NA    Sole
Amylin Pharmaceuticals, Inc.    Common    032346108    2,460   216,400  SH      Sole                        NA    Sole
ARIAD Pharmaceuticals, Inc.     Common    04033A100    2,586   343,875  SH      Sole                        NA    Sole
Auxilium Pharmaceuticals, Inc.  Common    05334D107    3,099   144,350  SH      Sole                        NA    Sole
Baxter International, Inc.      Common    071813109    7,442   138,400  SH      Sole                        NA    Sole
Boston Scientific Corporation   Common    101137107    1,564   217,500  SH      Sole                        NA    Sole
Bruker Corporation              Common    116794108    4,431   212,500  SH      Sole                        NA    Sole
CVS Caremark Corporation        Common    126650100    8,311   242,150  SH      Sole                        NA    Sole
Cadence Pharmaceutical, Inc.    Common    12738T100    3,564   386,934  SH      Sole                        NA    Sole
Celera Corporation              Common    15100E106    5,612   692,000  SH      Sole                        NA    Sole
Celgene Corporation             Common    151020104   13,451   233,811  SH      Sole                        NA    Sole
Cephalon, Inc.                  Common    156708109    5,089    67,153  SH      Sole                        NA    Sole
Charles River Laboratories
 International, Inc.            Common    159864107    7,414   193,170  SH      Sole                        NA    Sole
The Cooper Companies, Inc.      Common    216648402    1,794    25,838  SH      Sole                        NA    Sole
Corcept Therapeutics Inc.       Common    218352102    1,063   250,000  SH      Sole                        NA    Sole
Cornerstone Therapeutics, Inc.  Common    21924P103    1,153   174,224  SH      Sole                        NA    Sole
Cubist Pharmaceuticals, Inc.    Common    229678107   10,793   427,612  SH      Sole                        NA    Sole
Danaher Corporation             Common    235851102    1,597    30,774  SH      Sole                        NA    Sole
Dendreon Corporation            Common    24823Q107   21,515   574,800  SH      Sole                        NA    Sole
Elan Corporation plc            Common    284131208   10,774 1,566,000  SH      Sole                        NA    Sole
Exact Sciences Corporation      Common    30063P105    4,500   611,463  SH      Sole                        NA    Sole
Express Scripts, Inc.           Common    302182100    1,487    26,733  SH      Sole                        NA    Sole
Forest Laboratories, Inc.       Common    345838106    9,959   308,326  SH      Sole                        NA    Sole
Gen-Probe Inc.                  Common    36866T103    3,815    57,493  SH      Sole                        NA    Sole
Genzyme Corporation             Common    372917104    7,894   103,665  SH      Sole                        NA    Sole
Geron Corporation               Common    374163103    2,862   566,761  SH      Sole                        NA    Sole
Gilead Sciences, Inc.           Common    375558103   23,929   563,838  SH      Sole                        NA    Sole
Hologic, Inc.                   Common    436440101   14,724   663,240  SH      Sole                        NA    Sole
Human Genome Sciences, Inc.     Common    444903108   11,951   435,376  SH      Sole                        NA    Sole
IDEXX Laboratories, Inc.        Common    45168D104    9,808   127,012  SH      Sole                        NA    Sole
Illumina, Inc.                  Common    452327109   17,422   248,636  SH      Sole                        NA    Sole
Impax Laboratories, Inc.        Common    45256B101    4,395   172,700  SH      Sole                        NA    Sole
Incyte Corporation              Common    45337C102   10,009   631,500  SH      Sole                        NA    Sole
Inhibitex Inc.                  Common    45719T103    3,511   970,010  SH      Sole                        NA    Sole
IntelliPharmaCeutics
  International, Inc.           Common    458173101    4,226 1,560,000  SH      Sole                        NA    Sole
Ironwood Pharmaceuticals, Inc.  Common    46333X108    4,542   324,450  SH      Sole                        NA    Sole
Ishares Nasdaq Biotechnology
 Index Fund                     Common    464287556    6,453    64,428  SH      Sole                        NA    Sole
Isis Pharmaceuticals, Inc.      Common    464330109    2,199   243,300  SH      Sole                        NA    Sole
Kinetic Concepts, Inc.          Common    49460W208   10,503   193,000  SH      Sole                        NA    Sole
Laboratory Corporation of
 America Holdings               Common    50540R409   10,699   116,133  SH      Sole                        NA    Sole
Life Technologies Corporation   Common    53217V109   10,145   193,540  SH      Sole                        NA    Sole
McKesson Corporation            Common    58155Q103    6,742    85,292  SH      Sole                        NA    Sole
Medco Health Solutions, Inc.    Common    58405U102   10,026   178,528  SH      Sole                        NA    Sole
Medivation Inc.                 Common    58501N101    2,227   119,500  SH      Sole                        NA    Sole
Medtronic, Inc.                 Common    585055106    1,522    38,669  SH      Sole                        NA    Sole
Momenta Pharmaceuticals, Inc.   Common    60877T100    4,272   269,517  SH      Sole                        NA    Sole
Mylan, Inc.                     Common    628530107   15,194   670,238  SH      Sole                        NA    Sole
Nektar Therapeutics             Common    640268108    1,411   149,000  SH      Sole                        NA    Sole
Neurocrine Biosciences, Inc.    Common    64125C109    7,806 1,028,495  SH      Sole                        NA    Sole
OncoGenex Pharmaceuticals,
 Inc.                           Common    68230A106    1,428    93,100  SH      Sole                        NA    Sole
Onyx Pharmaceuticals, Inc.      Common    683399109    2,697    76,650  SH      Sole                        NA    Sole
Palomar Medical Technologies,
 Inc.                           Common    697529303    1,299    87,450  SH      Sole                        NA    Sole
PAREXEL International
 Corporation                    Common    699462107    4,818   193,500  SH      Sole                        NA    Sole
PerkinElmer, Inc.               Common    714046109   11,312   430,591  SH      Sole                        NA    Sole
Perrigo Company                 Common    714290103   13,079   164,469  SH      Sole                        NA    Sole
Pharmaceutical Product
 Development, Inc.              Common    717124101    7,657   276,337  SH      Sole                        NA    Sole
Pharmasset, Inc.                Common    71715N106    3,202    40,685  SH      Sole                        NA    Sole
Quest Diagnostics, Inc.         Common    74834L100    5,172    89,600  SH      Sole                        NA    Sole
St. Jude Medical, Inc.          Common    790849103    3,056    59,624  SH      Sole                        NA    Sole
Salix Pharmaceuticals, Ltd.     Common    795435106    5,255   150,000  SH      Sole                        NA    Sole
Santarus, Inc.                  Common    802817304    2,996   875,977  SH      Sole                        NA    Sole
Seattle Genetics, Inc.          Common    812578102    5,794   372,100  SH      Sole                        NA    Sole
Shire plc                       Sponsored
                                 ADR      82481R106   12,029   138,100  SH      Sole                        NA    Sole
Somaxon Pharmaceuticals, Inc.   Common    834453102    2,111   746,000  SH      Sole                        NA    Sole
Staar Surgical Co.              Common    852312305    1,406   252,354  SH      Sole                        NA    Sole
Telik, Inc.                     Common    87959M109      847   940,838  SH      Sole                        NA    Sole
Teva Pharmaceutical
 Industries, Ltd.               ADR       881624209   13,692   272,918  SH      Sole                        NA    Sole
Thermo Fisher Scientific, Inc.  Common    883556102    5,000    90,000  SH      Sole                        NA    Sole
United Therapeutics
 Corporation                    Common    91307C102    2,744    40,944  SH      Sole                        NA    Sole
UnitedHealth Group, Inc.        Common    91324P102    1,632    36,102  SH      Sole                        NA    Sole
Watson Pharmaceuticals, Inc.    Common    942683103    2,380    42,500  SH      Sole                        NA    Sole
WellPoint, Inc.                 Common    94973V107   19,729   282,691  SH      Sole                        NA    Sole
XenoPort, Inc.                  Common    98411C100    2,355   397,132  SH      Sole                        NA    Sole
Zimmer Holdings, Inc.           Common    98956P102    1,521    25,125  SH      Sole                        NA    Sole
Warner Chilcott plc             Shares A  G94368100   12,572   540,017  SH      Sole                        NA    Sole
COLUMN TOTALS                                       $596,422